RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Balances due to related parties	$ 530,512	$ 472,303
Hunter Dickinson Services Inc.
Statement [Line Items]
Balances due to related parties	327,348	345,289
United Mineral Services Ltd.
Statement [Line Items]
Balances due to related parties	7,586	11,029
Thomas Wilson (CFO Fees) [Member]
Statement [Line Items]
Balances due to related parties	5,496	4,725
Robert Dickinson (Interest Payable)
Statement [Line Items]
Balances due to related parties	$ 190,082	$ 111,260